Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Owner’s Equity	Common Stock Class A	Common Stock Class B	Common Stock	Additional Paid-In Capital	Accumulated deficit	Total Stockholders’ (Deficit) Equity Attributable to HNR Acquisition Corp.	Noncontrolling Interest	Total
Balance at Dec. 31, 2022	$ 28,504,247
Net income (loss)	4,970,863
Equity-based compensation
Balance at Nov. 14, 2023	$ 33,475,110			$ 346	$ (9,719,485)	$ (10,079,371)	$ (19,798,856)		$ (19,798,856)
Balance (in Shares) at Nov. 14, 2023				3,457,813
Reclassification of shares under two class structure and non-redemptions		$ 346		$ (346)
Reclassification of shares under two class structure and non-redemptions (in Shares)		3,457,813		(3,457,813)
Reclassification of Public shares not redeemed		$ 45			4,878,030		4,878,075		4,878,075
Reclassification of Public shares not redeemed (in Shares)		445,626
Shares reclassified under Non redemption agreement		$ 60			6,567,879		6,567,939		6,567,939
Shares reclassified under Non redemption agreement (in Shares)		600,000
Shares not redeemed under forward purchase agreement to FPA Seller		$ 14			1,533,272		1,533,286		1,533,286
Shares not redeemed under forward purchase agreement to FPA Seller (in Shares)		140,070
Excise tax imposed on common stock redemptions						(38,172)	(38,172)		(38,172)
Forward purchase agreement prepayment					8,190,554		8,190,554		8,190,554
Share-based compensation		$ 38			3,445,927		3,445,965		3,445,965
Share-based compensation (in Shares)		381,622
Shares issued for Acquisition		$ 21	$ 180		1,421,679		1,421,880	33,406,414	34,828,297
Shares issued for Acquisition (in Shares)		210,000	1,800,000
Net income (loss)						(9,001,202)	(9,001,202)		(9,001,202)
Balance at Dec. 31, 2023		$ 524	$ 180		16,317,856	(19,118,745)	(2,800,185)	33,406,414	30,606,229
Balance (in Shares) at Dec. 31, 2023		5,235,131	1,800,000
Share-based compensation					699,248		699,248		699,248
Net income (loss)						(4,693,502)	(4,693,502)		(4,693,502)
Balance at Mar. 31, 2024		$ 524	$ 180		17,017,104	(23,812,247)	(6,794,439)	33,406,414	26,611,975
Balance (in Shares) at Mar. 31, 2024		5,235,131	1,800,000
Balance at Dec. 31, 2023		$ 524	$ 180		16,317,856	(19,118,745)	(2,800,185)	33,406,414	30,606,229
Balance (in Shares) at Dec. 31, 2023		5,235,131	1,800,000
Balance at Dec. 31, 2023		$ 524	$ 180		16,317,856	(19,118,745)	(2,800,185)	33,406,414	30,606,229
Balance (in Shares) at Dec. 31, 2023		5,235,131	1,800,000
Shares issued under equity line of credit		$ 223			2,628,111		2,628,334		2,628,334
Shares issued under equity line of credit (in Shares)		2,230,000
Class B exchanged for Class A		$ 130	$ (130)		8,801,000		8,801,000	(8,801,000)
Class B exchanged for Class A (in Shares)		1,300,000	(1,300,000)
Shares issued to settle FPA		$ 45			449,955		450,000		450,000
Shares issued to settle FPA (in Shares)		450,000
Shares issued to settle accounts payable		$ 26			336,174		336,200		336,200
Shares issued to settle accounts payable (in Shares)		260,000
Share-based compensation		$ 84			2,778,907		2,778,991		2,778,991
Share-based compensation (in Shares)		848,074
Net income (loss)						(9,080,283)	(9,080,283)		(9,080,283)
Balance at Dec. 31, 2024		$ 1,032	$ 50		31,312,003	(28,199,028)	3,114,057	24,605,414	27,719,471
Balance (in Shares) at Dec. 31, 2024		10,323,205	500,000
Shares issued under equity line of credit		$ 477			4,341,055		4,341,532		4,341,532
Shares issued under equity line of credit (in Shares)		4,770,000
Shares issued for conversion of note payables		$ 195			1,786,046		1,786,241		1,786,241
Shares issued for conversion of note payables (in Shares)		1,954,514
Class B exchanged for Class A		$ 50	$ (50)		3,385,000		3,385,000	(3,385,000)
Class B exchanged for Class A (in Shares)		500,000	(500,000)
Shares issued to settle accounts payable		$ 5			45,045		45,050		45,050
Shares issued to settle accounts payable (in Shares)		45,050
Share-based compensation		$ 33			368,060		368,093		368,093
Share-based compensation (in Shares)		325,457
Net income (loss)						(1,752,231)	(1,752,231)		(1,752,231)
Balance at Mar. 31, 2025		$ 1,792			$ 41,237,209	$ (29,951,259)	$ 11,287,742	$ 21,220,414	$ 32,508,156
Balance (in Shares) at Mar. 31, 2025		17,918,226